SCHEDULE OF LOSS BEFORE TAXATION (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Cost of inventories recognized as expense	[1]	¥ 7,557	¥ 41,245	¥ 148,929
Depreciation expenses		361	266	96
Amortization of land use rights
Right-of-use asset amortization charge		4,267	13,285	14,067
– Audit fees		2,070	2,003	1,898
– Audit-related fees
Auditor's remuneration for other services		2,070	2,003	1,898
Total employee benefit expenses		21,314	12,285	13,735
Directors [member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
– salaries and related cost		425	1,619	1,656
– retirement scheme contribution		19	13	16
– share-based payments		7,037
Key management personnel [member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
– salaries and related cost		1,360	712	639
– retirement scheme contribution		125	16	23
– share-based payments		6,070	2,050	1,835
Research and development personnel [member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
– salaries and related cost		422	439	644
– retirement scheme contribution			81	111
Other personnel [member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
– salaries and related cost		5,246	6,093	7,493
– retirement scheme contribution		¥ 610	¥ 1,262	¥ 1,318

[1]	Cost of inventories recognized as expense for discontinued operation included staff costs of RMB 159,000, RMB 2,539,000 and RMB 4,065,000, retirement scheme contributions of RMB 32,000, RMB 556,108 and RMB 756,704, depreciation and amortization expense of RMB nil, RMB nil and RMB nil, right-of-use asset depreciation/operating lease charges of RMB 4,267,000, RMB 12,801,485 and RMB 12,801,485, and (reversal of ) / write-down of inventories of RMB nil, RMB (4,045,000) and RMB (99,237,173) for the years ended December 31, 2023, 2022, and 2021, which amounts are also included in the respective total amounts disclosed separately for each of these types of expenses.